Segment Information Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Revenues Gross Profit And Operating Income By Segment [Table Text Block]
Revenues, gross profit, and operating income associated with our segments were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Revenues
Energy	$1,912,427	$1,801,342	$1,264,047
Water	521,697	457,929	423,400
Total Company	$2,434,124	$2,259,271	$1,687,447

Gross profit
Energy	$578,575	$541,900	$382,657
Water	167,883	158,775	157,306
Total Company	$746,458	$700,675	$539,963

Operating income (loss)
Energy	$(112,831)	$184,163	$29,914
Water	(303,772)	43,611	44,630
Corporate unallocated	(42,580)	(43,577)	(29,517)
Total Company	(459,183)	184,197	45,027
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

Revenues By Region [Table Text Block]
Revenues by region were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
United States and Canada	$1,182,775	$1,168,523	$606,472
Europe, Middle East, and Africa (EMEA)	899,642	803,154	852,343
Other	351,707	287,594	228,632
Total revenues	$2,434,124	$2,259,271	$1,687,447

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Property, plant, and equipment, net, by geographic area were as follows:

	At December 31,
	2011	2010	2009
	(in thousands)
United States	$107,153	$115,499	$116,081
Outside United States	155,517	183,743	202,136
Total property, plant, and equipment, net	$262,670	$299,242	$318,217

Depreciation And Amortization Expense Associated With Segments [Table Text Block]
Depreciation and amortization expense associated with our segments was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Energy	$97,135	$97,827	$114,030
Water	32,313	33,376	41,698
Corporate Unallocated	18	2	9
Total Company	$129,466	$131,205	$155,737